Shareholder Fees - StrategicAdvisersUSTotalStockFund-PRO	Aug. 16, 2024 USD ($)
StrategicAdvisersUSTotalStockFund-PRO | Strategic Advisers U.S. Total Stock Fund
Shareholder Fees:
(fees paid directly from your investment)	none